Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2020
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Building and decoration	2,987,003	2,941,233
Leasehold improvements	153,145	196,222
Furniture, fixtures, office and other equipments	198,909	231,238
Vehicles	74,487	83,909
Servers and computers	4,066,925	4,548,272
Software	181,223	207,041
Construction in progress	465,993	784,375
	8,127,685	8,992,290

Less: accumulated depreciation	(3,505,973)	(4,436,884)

Net book value	4,621,712	4,555,406